Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000138493 [Member] | Base Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%	[1]
C000138493 [Member] | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%	[1]
C000138493 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%	[1]
C000138493 [Member] | Agricultural Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.30%	[1]
C000138493 [Member] | Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000138493 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000138493 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000138493 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000234823 [Member] | Aluminum [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%	[2]
C000234823 [Member] | Nickel [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.70%	[2]
C000234823 [Member] | Copper [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.90%	[2]
C000234823 [Member] | Cobalt [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%	[2]
C000234823 [Member] | Lithium [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[2]
C000234823 [Member] | Iron Ore [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[2]
C000234823 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000234823 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000234823 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.80%
C000237566 [Member] | Cocoa [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[3]
C000237566 [Member] | Coffee [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[3]
C000237566 [Member] | Soybean Meal [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[3]
C000237566 [Member] | Cotton [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%	[3]
C000237566 [Member] | KC Wheat [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%	[3]
C000237566 [Member] | Sugar [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%	[3]
C000237566 [Member] | Bean Oil [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%	[3]
C000237566 [Member] | Feeder Cattle [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[3]
C000237566 [Member] | Wheat [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%	[3]
C000237566 [Member] | Lean Hogs [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%	[3]
C000237566 [Member] | Soybeans [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%	[3]
C000237566 [Member] | Corn [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%	[3]
C000237566 [Member] | Live Cattle [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%	[3]
C000237566 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000237566 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000237566 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.70%

[1]	Based on notional value of futures contracts.
[2]	Based on notional value of futures contracts.
[3]	Based on notional value of futures contracts.